Reserves for Losses and Loss Adjustment Expenses - Reconciliation of Unpaid Losses and Loss Adjustment Expenses (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Liability for Unpaid Claims and Claims Adjustment Expense [Roll Forward]
Reserves for losses and loss adjustment expenses, beginning of period			$ 2,448.9	$ 2,045.2
Reinsurance recoverable on reserves for losses and loss adjustment expenses	$ (1,164.9)	$ (1,066.3)	(1,164.9)	(1,066.3)	$ (1,108.6)	$ (976.1)
Net reserves for losses and loss adjustment expenses, beginning of period			1,340.3	1,069.1
Current year	247.9	235.0	788.5	557.4
Prior years	(10.1)	(43.3)	(145.7)	(47.8)
Total incurred	237.8	191.7	642.8	509.6
Current year			(97.7)	(61.9)
Prior years			(251.5)	(267.1)
Total paid			(349.2)	(329.0)
Foreign exchange			2.0	(7.4)
Net reserves for losses and loss adjustment expenses, end of period	1,635.9	1,242.3	1,635.9	1,242.3
Reserves for losses and loss adjustment expenses, end of period	$ 2,800.8	$ 2,308.6	$ 2,800.8	$ 2,308.6